Commitments and Contingencies - Schedule of Future Minimum Lease Payments with Respect to Agreements (Details) - Jun. 30, 2019	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2019	¥ 102,396,667	$ 14,915,756
2020	162,521,191	23,673,881
2021	¥ 61,832,143	$ 9,006,867